Significant Contingent Liabilities and Unrecognized Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Significant Contingent Liabilities And Unrecognized Commitments [Abstract]
Litigation, damages sought by plaintiffs	$ 2,419